Financial instruments and risk management (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments And Risk Management
Net income (loss) from derivative operations	R$ (210,397)	R$ (364,638)
Income (loss) from operations with other derivatives	R$ 39,173	R$ 160,414